United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/1999

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      48

Form 13F Information Table Value Total: 124,730(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AVALONBAYCMNTYS INC                        C   053484101    $3,669    115100SH           SOLE               115100
AMB PPTY CORP                              C   00163T109    $1,859     89600SH           SOLE               89600
APARTMENTINVT. + MGMT CO                   C   03748R101    $3,730    102900SH           SOLE               102900
ARDEN RLTY INC                             C   039793104    $2,479    111400SH           SOLE               111400
BRE PPTYS INC                              C   05564E106    $1,319     58300SH           SOLE               58300
BOSTON PPTYS INC                           C   101121101    $3,643    115200SH           SOLE               115200
BRANDYWINE RLTY TR                         C   105368203    $1,740    107100SH           SOLE               107100
CBL + ASSOC PPTYS INC                      C   124830100    $1,207     51900SH           SOLE               51900
CAMDEN PPTY TR                             C   133131102    $2,485    100400SH           SOLE               100400
CATELLUS DEV CORP                          C   149111106    $2,985    223200SH           SOLE               223200
CHELSEA GCA REALTY INC                     C   163262108    $2,319     83200SH           SOLE               83200
CORNERSTONE PPTYS INC                      C    21922H10    $1,544    105600SH           SOLE               105600
CRESTLINECAP CORP                          C   226153104      $402     26150SH           SOLE               26150
DEVELOPERS DIVERSIFIED RLTY                C   251591103    $3,255    227400SH           SOLE               227400
DUKE RLTYINVTS INC                         C   264411505    $2,434    113200SH           SOLE               113200
EQUITY OFFICE PPTYS TR                     C   294741103    $6,146    242200SH           SOLE               242200
EQUITY RESIDENTIAL PPTYS TR                C    29476L10    $3,832     92900SH           SOLE               92900
FELCOR LODGING TR INC                      C    31430F10    $1,491     64300SH           SOLE               64300
FIRST INDL RLTY TR INC                     C    32054K10    $1,166     48700SH           SOLE               48700
GABLES RESIDENTIAL TR                      C   362418105      $520     23700SH           SOLE               23700
GROVE REAL ESTATE ASSET TR                 C   399613108    $1,018     86600SH           SOLE               86600
HIGHWOODS PPTYS INC                        C   431284108    $1,529     64900SH           SOLE               64900
HOST MARRIOTT CORP NEW                     C    44107P10    $3,969    356775SH           SOLE               356775
JDN RLTY CORP                              C   465917102    $1,206     60700SH           SOLE               60700
KILROY RLTY CORP                           C    49427F10    $3,698    180400SH           SOLE               180400
KIMCO RLTY CORP                            C    49446R10    $3,695    100200SH           SOLE               100200
MACERICH CO                                C   554382101    $1,545     68100SH           SOLE               68100
MACK CA RLTY CORP                          C   554489104    $4,295    146200SH           SOLE               146200
MERISTAR HOSPITALITY CORP                  C    58984Y10    $2,623    144200SH           SOLE               144200
PS BUSINESS PKS INC CA                     C    69360J10    $1,865     85000SH           SOLE               85000
PARKWAY PPTYS INC                          C    70159Q10      $939     33300SH           SOLE               33300
POST PPTYS INC                             C   737464107    $3,752    103500SH           SOLE               103500
PRISON REALTY CORP                         C    74264N10      $593     34000SH           SOLE               34000
PUBLIC STORAGE INC                         C    74460D10    $4,990    199600SH           SOLE               199600
RECKSON ASSOCS RLTY CORP                   C    75621K10    $3,522    171300SH           SOLE               171300
REGENCY RLTY CORP                          C   758939102      $827     44100SH           SOLE               44100
ROUSE CO                                   C   779273101    $3,020    136100SH           SOLE               136100
SL GREEN RLTY CORP                         C    78440X10    $2,402    127700SH           SOLE               127700
SIMON PPTY GROUP INC NEW                   C   828806109    $4,626    168600SH           SOLE               168600
SMITH CHARLES E RESIDENTIAL                C   832197107    $2,638     85600SH           SOLE               85600
SPIEKER PPTYS INC                          C   848497103    $3,878    110000SH           SOLE               110000
STARWOOD HOTELS + RESORTS                  C    85590A20    $4,501    157600SH           SOLE               157600
STATE STREET BANK + TRUST CO               C    8611249M    $3,085   3084956SH           SOLE               3084956
STORAGE USA INC                            C   861907103    $3,697    130300SH           SOLE               130300
SUN CMNTYS INC                             C   866674104    $2,838     89400SH           SOLE               89400
TRIZEC HAHN CORP                           C   896938107    $1,696     92000SH           SOLE               92000
URBAN SHOPPING CTRS INC                    C   917060105      $947     33000SH           SOLE               33000
VORNADO RLTY TR                            C   929042109    $3,112     90200SH           SOLE               90200




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